Rental Equipment	9 Months Ended
Sep. 30, 2022
Rental Equipment
Rental Equipment

Note 4 – Rental Equipment

Rental equipment includes the Company’s Opti-Gro, Opti-Shields, and Opti-Panel product lines which are being lease to customers under operating leases. Rental equipment are comprised of the following:

	September 30, 2022	December 31, 2021
Rental equipment	$228,000	$-
Accumulated depreciation	(5,000)	-
Net book value	$223,000	$-

Depreciation expense for the nine months ended September 30, 2022 and 2021 was $5,000 and $0, respectively.